Earnings Per Share - Reconciliation of Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 313	$ 841	$ 747	$ 1,322
Less: Dividends declared on preference shares	(1)	(2)	(2)	(3)
Earnings used in consolidated earnings per share	312	839	745	1,319
Less: (Earnings) loss from discontinued operations, net of tax	(16)	3	(25)	(11)
Earnings used in earnings per share from continuing operations	$ 296	$ 842	$ 720	$ 1,308